Administrative Expenses - Schedule of Administrative Expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Administrative Expenses [Abstract]
Personnel expenses, note 20(b)	S/ 136,776	S/ 125,072	S/ 116,748
Third-party services	75,774	68,329	72,172
Depreciation and amortization	17,107	15,258	14,529
Donations	8,598	9,028	8,494
Taxes	7,569	6,788	5,669
Board of Directors compensation	6,032	5,941	6,112
Consumption of supplies	1,527	1,551	1,715
Total administrative expenses	S/ 253,383	S/ 231,967	S/ 225,439